Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit (USD $) In Thousands, except Share data	Total USD ($)	Series A Convertible Preferred Stock USD ($)	Series B Convertible Preferred Stock USD ($)	Series C Convertible Preferred Stock USD ($)	Series D Convertible Preferred Stock USD ($)	Common Stock	Additional Paid-in Capital USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)
Beginning Balance at Dec. 31, 2011		$ 11,276	$ 16,242	$ 40,120
Beginning Balance at Dec. 31, 2011	(106,114)						1,283	(107,395)	(2)
Beginning Balance, (in shares) at Dec. 31, 2011		3,770,267	4,556,638	6,767,673
Beginning Balance, (in shares) at Dec. 31, 2011						907,641
Net loss	(17,806)							(17,806)
Other comprehensive income	(1)								(1)
Exercise of stock options	48						48
Exercise of stock options, shares						48,335
Stock-based compensation	489						489
Issuance of stock upon conversion of promissory note payable					5,879
Issuance of stock upon conversion of promissory note payable, shares					779,266
Issuance of stock, net of issuance costs					37,857
Issuance of stock, shares					5,040,293
Ending Balance at Dec. 31, 2012		11,276	16,242	40,120	43,736
Ending Balance at Dec. 31, 2012	(123,384)						1,820	(125,201)	(3)
Ending Balance, (in shares) at Dec. 31, 2012		3,770,267	4,556,638	6,767,673	5,819,559
Ending Balance, (in shares) at Dec. 31, 2012						955,976
Net loss	(20,613)							(20,613)
Other comprehensive income	12								12
Exercise of stock options	48						48
Exercise of stock options, shares	32,709					32,709
Stock-based compensation	575						575
Ending Balance at Dec. 31, 2013	111,374	11,276	16,242	40,120	43,736
Ending Balance at Dec. 31, 2013	$ (143,362)						$ 2,443	$ (145,814)	$ 9
Ending Balance, (in shares) at Dec. 31, 2013	20,914,137	3,770,267	4,556,638	6,767,673	5,819,559
Ending Balance, (in shares) at Dec. 31, 2013						988,685